Equity - PSU Weighted Average Fair Value (Details) - Performance Restricted Share Units (PSUs) - $ / shares		12 Months Ended
	Jan. 22, 2021	Dec. 31, 2022
IPO Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	$ 15.95
Grant A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)		$ 9.15